Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses		$ 2,046	$ 1,507
Other assets		126	48
Prepaid expenses and other current assets	$ 2,658	$ 2,172	$ 1,555